Organization	9 Months Ended	12 Months Ended	7 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Mar. 31, 2013 Oneida Resources Corp
Organization

1. Organization

Intra-Cellular Therapies, Inc. (the Company), through its wholly-owned operating subsidiary, ITI, Inc. (ITI), is a biopharmaceutical company focused on the discovery and clinical development of innovative, small molecule drugs that address underserved medical needs in neuropsychiatric and neurological disorders by targeting intracellular signaling mechanisms within the central nervous system (CNS). The Company’s lead product candidate, ITI-007, is in Phase 2 clinical trials as a first-in-class treatment for schizophrenia.

ITI was incorporated in the State of Delaware on May 22, 2001 under the name “Intra-Cellular Therapies, Inc.” and commenced operations in June 2002. ITI was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders.

On August 29, 2013, ITI completed a reverse merger (the Merger) with a public shell company named Oneida Resources Corp. (Oneida). Oneida was formed in August 2012 as a vehicle to investigate and, if such investigation warranted, acquire a target company or business seeking the perceived advantages of being a publicly held corporation. In the Merger, each outstanding share of capital stock of ITI was exchanged for 0.5 shares of common stock of Oneida, and each outstanding option and outstanding warrant of ITI was assumed by Oneida and became exercisable for 0.5 shares of Oneida common stock. As a result of the Merger and related transactions, ITI survived as a wholly-owned subsidiary of Oneida, Oneida changed its fiscal year end from March 31 to December 31, and Oneida changed its name to Intra-Cellular Therapies, Inc. (the Company). In addition, the Company began operating ITI and its business, and therefore ceased being a shell company. Following the Merger and the redemption of all then outstanding shares of Oneida at the closing of the Merger, the former shareholders of ITI owned 100% of the shares of the Company’s outstanding capital stock.

Immediately prior to the Merger, on August 29, 2013, ITI sold to accredited investors approximately $60.0 million of its shares of common stock, or 18,889,307 shares at a price of $3.1764 per share (the Private Placement), which included $15.3 million in principal and $0.8 million in accrued interest from the conversion of ITI’s then outstanding convertible promissory notes (the Notes).

In accordance with Financial Accounting Standards Board (FASB), Accounting Standards Codification (ASC) Topic 805, Business Combinations, ITI is considered the acquirer for accounting purposes, and will account for the transaction as a capital transaction, because ITI’s former stockholders received 100% of the voting rights in the combined entity and ITI’s senior management represents all of the senior management of the combined entity. Consequently, the assets and liabilities and the historical operations that will be reflected in our consolidated financial statements will be those of ITI and will be recorded at the historical cost basis of the Company. All share and per share amounts in the consolidated financial statements and related notes have been retrospectively adjusted to reflect the one for 0.5 shares common stock exchange as well as the conversion of the Notes and Redeemable Preferred Series A, B, and C convertible preferred stock.

1. Organization

Intra-Cellular Therapies, Inc. (ITI or the Company) was incorporated in the state of Delaware on May 22, 2001 and commenced operations in June 2002. The Company was founded to discover and develop drugs for the treatment of neurological and psychiatric disorders. The Company’s technology is built on a unique and proprietary understanding of the intracellular effects of neurotransmitters. This know-how has allowed ITI to develop new drugs based on novel drug targets and to create unique molecular signatures for known neurotransmitters and drugs. This technology has also allowed ITI to screen potential lead compounds in more specific ways than are currently available. The Company’s technology addresses diseases of the central nervous system, including schizophrenia, cognition, Parkinson’s disease, anxiety, depression, Alzheimer’s disease, sleep, and those related to women’s health.

The Company earns its license and collaboration revenue from its significant partnership with Takeda Pharmaceutical Company Limited (Takeda). For the year ended December 31, 2011, the Company earned grant revenue under grants awarded by U.S. government agencies and foundations. In order to further its research projects and support its collaborations, the Company will require additional financing until such time that revenue streams are sufficient to generate consistent positive cash flow from operations. Possible sources of funds are strategic alliances, additional equity offerings, grants and contracts, and research and development funding from third parties.

Note 1 - Organization and Business

Business Activity

Oneida Resources Corp., a Development Stage Company, (“the Company”) was incorporated in the state of Delaware on August 29, 2012 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.